See Notes to Consolidated Schedule of Investments
Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited) January 31, 2024
Investments Shares Value
Long Positions 88.2%
Common Stocks 37.6%
Aerospace & Defense 0.3%
Kaman Corp. 7,900
$ 355,895
Automobile Components 0.0%
(a)
Garrett Motion, Inc.
(Switzerland)
*
5,118
43,964
Banks 0.2%
American National
Bankshares, Inc. 3,826 173,279
Lakeland Bancorp, Inc. 3,164 42,050
215,329
Biotechnology 4.3%
Ambrx Biopharma, Inc.
*
11,500 319,700
Cerevel Therapeutics
Holdings, Inc.
*
16,695 699,520
Grifols SA, ADR (Spain)
*
3,800 30,552
Harpoon Therapeutics,
Inc.
*
15,046 335,977
ImmunoGen, Inc.
*
39,452 1,156,733
Karuna Therapeutics,
Inc.
*
4,838 1,516,326
RayzeBio, Inc.
*
7,450 462,645
4,521,453
Broadline Retail 3.2%
Alibaba Group Holding
Ltd., ADR (China) 6,950 501,582
Alibaba Group Holding
Ltd. (China) 21,712 194,734
Amazon.com, Inc.
*
3,972 616,454
eBay, Inc. 4,589 188,470
JD.com, Inc., Class A
(China) 723 8,153
MercadoLibre, Inc.
(Brazil)
*
419 717,248
Prosus NV (China) 37,713 1,115,436
3,342,077
Building Products 0.3%
PGT Innovations, Inc.
*
6,618
272,794
Capital Markets 0.1%
Canaccord Genuity
Group, Inc. (Canada) 26,200 144,013
Pegasus Acquisition Co.
Europe BV, Class A
(Netherlands)
*(b)(c)
12,042 —
Pershing Square,
Escrow
*(b)
6,100 229
144,242
Chemicals 0.1%
Arcadium Lithium plc
(Jersey)
*
15,983
78,157
Commercial Services & Supplies 0.3%
SP Plus Corp.
*
6,397
330,917
Investments Shares Value
Communications Equipment 0.2%
Comtech
Telecommunications
Corp.
*
2,850 $ 18,041
Juniper Networks, Inc. 6,400 236,544
254,585
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc.,
Class A 40,823 866,264
Cia Brasileira de
Distribuicao, ADR
(Brazil)
*
1,071 783
Cia Brasileira de
Distribuicao, ADR
(Brazil)
*
2,780 2,032
Fix Price Group plc, GDR
(Russia)
(b)(c)(d)
144 —
Sendas Distribuidora SA,
ADR (Brazil) 4,023 55,880
Wal-Mart de Mexico SAB
de CV (Mexico) 41,235 170,364
X5 Retail Group NV, GDR
(Russia)
*(b)(c)(d)
4,390 —
1,095,323
Containers & Packaging 0.5%
Westrock Co. 13,325
536,465
Diversified Consumer Services 0.2%
Rover Group, Inc.
*
18,843
206,142
Diversified Telecommunication Services 0.4%
Altaba, Inc. Escrow
*(b)
152,806 373,611
Telesat Corp. (Canada)
*
4,885 48,166
421,777
Electric Utilities 1.0%
PNM Resources, Inc. 28,230
1,022,773
Electronic Equipment, Instruments & Components
0.1%
Hollysys Automation
Technologies Ltd.
(China)
*
4,081
100,964
Entertainment 0.3%
Atlanta Braves Holdings,
Inc., Class C
*
7,354
296,440
Financial Services 0.3%
PayPal Holdings, Inc.
*
4,448
272,885
Food Products 1.6%
Nestle SA (Registered) 11,602 1,322,055
Sovos Brands, Inc.
*
17,400 383,670
1,705,725
Gas Utilities 0.1%
Brookfield Infrastructure
Corp., Class A (Canada) 1,145 40,086
Southwest Gas Holdings,
Inc. 1,200 70,416
110,502

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments Shares Value
Ground Transportation 0.0%
(a)
Daseke, Inc.
*
6,452
$ 52,519
Health Care Equipment & Supplies 0.3%
Axonics, Inc.
*
4,784
324,738
Health Care Providers & Services 1.0%
Amedisys, Inc.
*
10,328 973,620
Shanghai Pharmaceuticals
Holding Co. Ltd., Class
H (China) 30,284 42,807
Sinopharm Group Co.
Ltd., Class H (China) 16,945 44,557
1,060,984
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc.
*
165 578,733
Carrols Restaurant
Group, Inc. 18,289 171,917
Deliveroo plc, Class A
(United Kingdom)
*(d)
10,109 15,053
Expedia Group, Inc.
*
2,059 305,411
NEOGAMES SA (Israel)
*
11,861 331,871
Playtech plc (United
Kingdom)
*
21,590 121,592
1,524,577
Household Durables 0.4%
Lennar Corp., Class B 2,550 353,812
MDC Holdings, Inc. 250 15,645
369,457
Household Products 0.1%
Spectrum Brands
Holdings, Inc. 1,136
89,312
Insurance 0.7%
AIA Group Ltd. (Hong
Kong) 72,499 568,568
American Equity
Investment Life Holding
Co.
*
3,900 215,319
783,887
Interactive Media & Services 2.4%
Alphabet, Inc., Class A
*
7,113 996,531
Baidu, Inc., ADR (China)
*
749 78,877
Baidu, Inc., Class A
(China)
*
1,931 25,001
Meta Platforms, Inc.,
Class A
*
3,625 1,414,258
VK IPJSC, GDR (Russia)
*(b)
(c)(d)
1,305 —
Yandex NV, Class A
(Russia)
*(b)(c)
1,428 —
2,514,667
Life Sciences Tools & Services 1.1%
Eurofins Scientific SE
(Luxembourg) 14,650 882,176
Gerresheimer AG
(Germany) 459 46,794
Investments Shares Value
Olink Holding AB, ADR
(Sweden)
*
10,050 $ 246,024
1,174,994
Machinery 0.1%
Stratasys Ltd.
*
4,644 61,393
Velan, Inc. (Canada) 2,100 8,185
69,578
Media 1.2%
Aimia, Inc. (Canada)
*
18,800 46,145
Stroeer SE & Co. KGaA
(Germany) 7,211 423,373
TEGNA, Inc. 47,820 745,514
WideOpenWest, Inc.
*
2,582 9,579
1,224,611
Metals & Mining 0.8%
ArcelorMittal SA
(Luxembourg) 4,832 133,074
Artemis Gold, Inc.
(Canada)
*
605 2,835
United States Steel Corp. 13,350 627,717
Vale SA, Class B, ADR
(Brazil) 8,667 118,651
882,277
Oil, Gas & Consumable Fuels 3.8%
Callon Petroleum Co.
*
1,240 39,829
Euronav NV (Belgium) 2,400 42,277
Euronav NV (Belgium) 11,983 211,500
Hess Corp. 12,884 1,810,588
LUKOIL PJSC, ADR
(Russia)
*(b)(c)
661 —
Petroleo Brasileiro SA,
ADR (Brazil) 9,839 167,952
Pioneer Natural
Resources Co. 7,530 1,730,620
4,002,766
Passenger Airlines 0.0%
(a)
American Airlines Group,
Inc.
*
768 10,929
American Airlines Group,
Inc. Escrow
*(b)(c)
14,383 144
Hawaiian Holdings, Inc.
*
2,650 37,762
48,835
Pharmaceuticals 1.2%
Aralez Pharmaceuticals,
Inc. (Canada)
*(b)
345 —
Dr Reddy's Laboratories
Ltd., ADR (India) 2,719 195,632
Hikma Pharmaceuticals
plc (Jordan) 6,852 167,169
Roche Holding AG 2,960 842,760
Teva Pharmaceutical
Industries Ltd., ADR
(Israel)
*
1,671 20,219
1,225,780
Professional Services 0.5%
HireRight Holdings Corp.
*
2,900 35,960

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments Shares Value
SGS SA (Registered)
(Switzerland) 5,054 $ 467,019
TDCX, Inc., ADR
(Singapore)
*
4,189 26,265
529,244
Real Estate Management & Development 0.5%
Seritage Growth
Properties, Class A
*
36,123 330,525
Tricon Residential, Inc.
(Canada) 13,300 146,699
477,224
Semiconductors & Semiconductor Equipment 0.5%
ASML Holding NV
(Netherlands) 100 86,759
Magnachip
Semiconductor Corp.
(South Korea)
*
11,350 74,115
Silicon Motion
Technology Corp., ADR
(Taiwan) 3,212 202,292
SunEdison, Inc.
*(b)(c)
16,689 —
Tower Semiconductor
Ltd. (Israel)
*
4,411 127,257
Transphorm, Inc.
*
12,200 59,048
549,471
Software 3.1%
Alteryx, Inc., Class A
*
10,605 503,313
SAP SE (Germany) 7,074 1,225,546
Splunk, Inc.
*
9,950 1,526,032
3,254,891
Specialty Retail 0.2%
ASOS plc (United
Kingdom)
*
1,085 5,068
GNC Holdings, Inc.
Escrow
*(b)(c)
5,700 —
Sportsman's Warehouse
Holdings, Inc.
*
39,025 150,246
Toys R Us, Inc.
*(b)
2,810 14,050
169,364
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. 3,594 662,734
Samsung Electronics
Co. Ltd., GDR (South
Korea)
(d)
312 426,369
1,089,103
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.
*
24,974 1,217,233
NIKE, Inc., Class B 2,132 216,462
Tapestry, Inc. 6,569 254,811
1,688,506
Trading Companies & Distributors 1.2%
Brenntag SE (Germany) 4,444 392,894
IMCD NV (Netherlands) 2,702 412,435
McGrath RentCorp 456 57,297
Textainer Group Holdings
Ltd. (China) 7,380 366,417
1,229,043
Investments Shares Value
Wireless Telecommunication Services 0.0%
(a)
Millicom International
Cellular SA
(Guatemala)
*
2,500
$ 42,600
Total Common Stocks
(Cost $39,050,515 ) 39,706,837
Preferred Stocks 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.
8.00%, 3/15/2031 891
35,248
Trading Companies & Distributors 0.0%
(a)
Textainer Group Holdings
Ltd., Series B, 6.25%,
12/15/2026 (China)
(e)
1,400
34,860
Total Preferred Stocks
(Cost $73,420) 70,108
Principal
Amount
Corporate Bonds 0.0%
Independent Power and Renewable Electricity
Producers 0.0%
GenOn Energy, Inc. Escrow
,
9.50%,
10/15/2018
(b)(c)(f)
$ 354,000 —
9.88%,
10/15/2020
(b)(c)(f)
1,655,000 —
Total Corporate Bonds
(Cost $— ) —
Insurance Linked Securities 6.1%
Atlas Capital Reinsurance 2020 DAC
(Ireland)
Series 2020,
(3 Month
Treasury Bill
Rate + 8.29%),
13.67%,
6/10/2024
(g)(h)
700,000 704,200
Gateway Re Ltd.
Series A, (1 Month
Treasury Bill
Rate + 13.00%),
18.34%,
2/24/2026
(g)(h)
250,000 270,625
Herbie Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill
Rate + 9.72%),
15.02%,
1/8/2025
(g)(h)
750,000 738,600

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments
Principal
Amount Value
Series A, (3 Month
Treasury Bill
Rate + 6.73%),
12.03%,
1/8/2025
(g)(h)
$ 250,000 $ 249,100
Hestia Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill
Rate + 9.75%),
15.08%,
4/7/2026
(g)(h)
500,000 508,700
Kendall Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill
Rate + 6.25%),
11.64%,
5/2/2024
(g)(h)
275,000 274,725
Kilimanjaro III Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill
Rate + 9.91%),
15.28%,
12/19/2024
(g)(h)
250,000 246,725
Series A, (3
Month Treasury
Bill Rate +
5.25%), 5.25%,
6/25/2025
(g)(h)
650,000 656,175
Lightning Re
Series 2023-
1, (3 Month
Treasury Bill
Rate + 11.00%),
16.36%,
3/31/2026
(g)(h)
500,000 526,200
Matterhorn Re Ltd. (Bermuda)
(SOFR + 7.75%),
13.09%,
3/24/2025
(g)(h)
500,000 495,650
Purple Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill
Rate + 10.00%),
15.36%,
6/5/2026
(g)(h)
250,000 255,375
Tailwind RE Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill
Rate + 9.08%),
14.43%,
1/8/2025
(g)(h)
500,000 495,000
Investments
Principal
Amount Value
Titania RE Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill
Rate + 6.50%),
11.84%,
12/27/2024
(g)(h)
$ 250,000 $ 241,950
Series A, (1 Month
Treasury Bill
Rate + 12.25%),
17.59%,
2/27/2026
(g)(h)
750,000 814,125
Total Insurance Linked Securities
(Cost $6,267,230) 6,477,150
Loan Assignments 0.0%
(a)
Media 0.0%
(a)
Deluxe Entertainment Services Group,
Inc., 1st Lien Term Loan
,
(ICE LIBOR USD
3 Month
+ 5.50%),
14.00% Cash
due 3/25/2024
(b)
(c)(g)(i)
14,155 5,628
Deluxe Entertainment Services Group,
Inc., 2nd Lien Term Loan
,
(ICE LIBOR USD
3 Month
+ 5.00%),
13.50%
Cash/2.50% PIK
due 9/25/2024
(b)
(c)(g)(i)
153,519 —
Total Loan Assignments
(Cost $104,059) 5,628
No. of
Rights
Rights 0.1%
Biotechnology 0.1%
Achillion Pharmaceuticals,
Inc., CVR
*(b)
23,300 11,650
Adamas Pharmaceuticals,
Inc., CVR
*(b)
24,600 1,230
Akouos, Inc., CVR
*(b)
38,850 29,137
Ambit Biosciences Corp.,
CVR
*(b)(c)
70,000 —
Clementia
Pharmaceuticals, Inc.,
CVR (France)
*(b)(c)
3,200 —
Tobira Therapeutics, Inc.,
CVR
*(b)(c)
6,900 —
42,017

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
All bonds are denominated in US dollars, unless noted otherwise.
Investments
No. of
Rights Value
Capital Markets 0.0%
(a)
Pershing Square Holdings
Gp LLC
*(b)
1,525
$ 229
Health Care Equipment & Supplies 0.0%
(a)
ABIOMED, Inc., CVR
*(b)
3,300
5,775
IT Services 0.0%
(a)
Flexion Therapeutics, Inc.,
CVR
*(b)
18,500
12,025
Metals & Mining 0.0%
(a)
Kinross Gold Corp., CVR
(Canada)
*(b)(c)
4,800 4
Pan American Silver
Corp., CVR (Canada)
*
39,600 18,612
18,616
Paper & Forest Products 0.0%
(a)
Resolute Forest Products,
Inc., CVR
*(b)
5,750
11,500
Total Rights
(Cost $71,472) 90,162
No. of
Warrants
Warrants 0.0%
(a)
Leisure Products 0.0%
(a)
Tonies SE, expiring
4/30/2026
(Germany)
*
(Cost $—)
4,329
234
Shares
Short-Term Investments 44.3%
Investment Companies 44.3%
Fidelity Treasury Only
Portfolio, Institutional
Class, 5.25%
(j)
46,807,137 46,807,137
Investments Shares Value
Morgan Stanley
Institutional Liquidity
Funds Treasury
Securities Portfolio,
Institutional Class,
5.18%
(j)
1 $ 1
Total Investment Companies
(Cost $46,807,138) 46,807,138
Total Long Positions
(Cost $92,373,834 ) 93,157,257
Short Positions (4.2)%
(k)
Common Stocks Sold Short (4.2)%
Banks (0.2)%
Atlantic Union
Bankshares Corp. (5,169) (176,573)
Provident Financial
Services, Inc. (2,632) (43,560)
(220,133)
Chemicals (0.1)%
Arcadium Lithium plc
(Jersey) (12,708)
(62,142)
Construction & Engineering (0.0)%
(a)
WillScot Mobile Mini
Holdings Corp. (515)
(24,359)
Household Durables (0.3)%
Lennar Corp., Class A (2,240)
(335,664)
Oil, Gas & Consumable Fuels (3.6)%
APA Corp. (1,293) (40,510)
Chevron Corp. (13,210) (1,947,550)
Exxon Mobil Corp. (17,489) (1,798,044)
(3,786,104)
Total Common Stocks Sold Short
(Proceeds $(4,366,839)) (4,428,402)
Total Short Positions
(Proceeds $(4,366,839)) (4,428,402)
Total Investments 84.0%
(Cost $88,006,995 ) 88,728,855
Other Assets Less Liabilities 16.0%
(l)
16,892,901
Net Assets 100.0% $105,621,756
* Non-income producing security.
(a) Represents less than 0.05% of net assets of the Fund.
(b) Value determined using significant unobservable inputs.
(c) Security fair valued as of January 31, 2024, in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024, amounted to $5,776, which represents
0.0% of net assets of the Fund.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At January 31,
2024, these securities amounted to $441,422 of long positions which represents 0.4% of net assets of the
Fund.
(e) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(f) Defaulted security.
(g) Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024, and changes periodically.
(h) Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31,
2024, these securities amounted to $6,477,150 of long positions, which represents 6.1% of net assets of the Fund.
(i) Payment in-kind security.
(j) Represents 7-day effective yield as of January 31, 2024.
(k) At January 31, 2024, the Fund had approximately $4,681,108 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(l) Includes the impact of the Fund’s open positions in derivatives at January 31, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
ICE Intercontinental Exchange
IPJSC International Public Joint Stock Company
LIBOR London Interbank Offered Rate
PJSC Public Joint Stock Company
SA Société Anonyme
USD United States Dollar

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
LONG POSITIONS BY COUNTRY
Country
Investments at
Value
Percentage of
Net Assets
United States $ 29,421,903 27.8%
Bermuda 4,976,125 4.7%
China 2,513,388 2.4%
Germany 2,088,841 2.0%
Brazil 1,062,546 1.0%
Luxembourg 1,015,250 1.0%
Ireland 704,200 0.7%
Hong Kong 568,568 0.5%
Switzerland 510,983 0.5%
South Korea 500,484 0.5%
Netherlands 499,194 0.5%
Israel 479,347 0.5%
Canada 454,745 0.4%
Belgium 253,777 0.2%
Sweden 246,024 0.2%
Taiwan 202,292 0.2%
India 195,632 0.2%
Mexico 170,364 0.2%
Jordan 167,169 0.2%
United Kingdom 141,713 0.1%
Jersey 78,157 0.1%
Guatemala 42,600 0.0%
(a)
Spain 30,552 0.0%
(a)
Singapore 26,265 0.0%
(a)
Short-Term Investments and Other Assets-Net 63,700,039 60.3%
Short Positions (See summary below) (4,428,402) (4.2)%
$ 105,621,756 100.0%
SHORT POSITIONS BY COUNTRY
Country
Investments at
Value
Percentage of
Net Assets
United States $ (4,366,260) (4.1)%
Jersey (62,142) (0.1)%
Total Short Positions $(4,428,402) (4.2)%
(a) Represents less than 0.05% of net assets of the Fund.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Derivative Instruments
Futures contracts ("futures")
At January 31, 2024, open positions in futures for the Fund were as follows:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Long Contracts
Brent Crude Oil 1 2/2024 $ 80,550 $ (1,540)
CAC 40 10 Euro Index 6 2/2024 497,533 2,421
IFSC NIFTY 50 Index 3 2/2024 130,785 1,282
NY Harbor ULSD 4 2/2024 467,914 2,588
OMXS30 Index 5 2/2024 113,485 1,703
RBOB Gasoline 1 2/2024 93,710 (1,741)
SGX FTSE Taiwan Index 5 2/2024 307,850 (1,875)
Australia 3 Year Bond 10 3/2024 701,603 2,356
Brent Crude Oil 1 3/2024 80,270 (271)
Canada 10 Year Bond 2 3/2024 180,996 (2,421)
Cocoa 6 3/2024 289,320 32,714
Coffee 'C' 4 3/2024 291,075 4,396
Copper 1 3/2024 97,650 598
EURO STOXX 50 Index 11 3/2024 554,561 5,754
Euro-Bobl 6 3/2024 768,572 2,845
Euro-BTP 9 3/2024 1,157,235 12,478
Euro-Bund 4 3/2024 587,252 5,154
Euro-Buxl 1 3/2024 148,661 (2,449)
Euro-OAT 3 3/2024 422,705 4,355
Euro-Schatz 8 3/2024 918,076 939
Foreign Exchange MXN/USD 1 3/2024 28,925 558
Foreign Exchange USD/NOK 1 3/2024 99,396 (4,006)
Foreign Exchange ZAR/USD 1 3/2024 26,738 641
Long Gilt 2 3/2024 253,384 (4,067)
Low Sulphur Gasoil 8 3/2024 669,600 9,515
NASDAQ 100 E-Mini Index 2 3/2024 689,690 (12,429)
Nikkei 225 Index 23 3/2024 877,986 14,649
Robusta Coffee 6 3/2024 198,300 24,619
S&P 500 E-Mini Index 2 3/2024 487,050 7,772
Short-Term Euro-BTP 5 3/2024 574,932 858
SPI 200 Index 1 3/2024 125,355 4,705
TOPIX Index 3 3/2024 520,485 18,760
U.S. Treasury 2 Year Note 2 3/2024 411,312 (96)
U.S. Treasury 5 Year Note 4 3/2024 433,562 1,237
U.S. Treasury 10 Year Note 3 3/2024 336,984 1,481

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Long Bond 1 3/2024 $ 122,344 $ (95)
WTI Crude Oil 1 3/2024 75,710 (1,262)
100 oz Gold 3 4/2024 620,220 204
Brent Crude Oil 1 4/2024 79,950 (1,411)
Lean Hogs 1 4/2024 33,930 47
Live Cattle 1 4/2024 72,280 (433)
Cocoa 8 5/2024 380,320 8,629
Robusta Coffee 6 5/2024 190,080 11,169
3 Month SOFR 1 6/2024 237,287 (77)
3 Month SONIA 3 6/2024 902,001 139
3 Month Canadian Bankers Acceptance 2 9/2024 354,941 (532)
3 Month EURIBOR 2 9/2024 525,328 472
3 Month SOFR 2 9/2024 476,950 (379)
WTI Crude Oil 1 11/2024 72,890 (432)
3 Month Canadian Bankers Acceptance 1 12/2024 178,103 (57)
3 Month EURIBOR 7 12/2024 1,845,079 (348)
3 Month SONIA 3 12/2024 909,272 (766)
3 Month Canadian Bankers Acceptance 1 3/2025 178,642 110
3 Month EURIBOR 3 3/2025 792,612 819
3 Month SOFR 4 3/2025 961,750 (921)
3 Month SONIA 3 3/2025 912,551 (1,366)
3 Month EURIBOR 8 6/2025 2,116,443 (358)
3 Month SOFR 4 6/2025 964,600 (959)
3 Month SONIA 3 6/2025 915,070 (1,035)
3 Month EURIBOR 15 9/2025 3,970,154 1,301
3 Month SOFR 4 9/2025 966,550 (958)
3 Month SONIA 3 9/2025 916,876 (50)
3 Month EURIBOR 18 12/2025 4,764,185 1,478
3 Month SOFR 5 12/2025 1,209,562 1,227
3 Month SONIA 3 12/2025 917,969 (400)
3 Month EURIBOR 7 3/2026 1,852,077 960
3 Month SOFR 6 3/2026 1,452,000 1,325
3 Month SONIA 2 3/2026 612,423 (447)
3 Month EURIBOR 10 6/2026 2,645,013 1,397
3 Month SOFR 7 6/2026 1,693,738 1,285
3 Month SONIA 2 6/2026 612,613 (383)
3 Month SOFR 7 9/2026 1,693,213 1,010
3 Month SONIA 2 9/2026 612,740 (320)
3 Month SOFR 8 9/2027 1,933,100 1,046
Total Long Contracts $ 53,394,068 $153,112

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Short Contracts
Hang Seng Index (3) 2/2024 $ (297,872) $ 11,985
HSCEI (6) 2/2024 (199,656) 8,812
MSCI Singapore Index (38) 2/2024 (785,919) 2,613
Natural Gas (1) 2/2024 (21,000) 2,248
SGX FTSE China A50 Index (54) 2/2024 (597,240) 8,636
3 Month Canadian Bankers Acceptance (4) 3/2024 (704,303) (219)
Canada 10 Year Bond (4) 3/2024 (361,992) (8,061)
Canola (21) 3/2024 (190,686) 17,726
CBOE Volatility Index (10) 3/2024 (156,748) (3,050)
Corn (31) 3/2024 (694,788) 33,435
Foreign Exchange AUD/USD (104) 3/2024 (6,869,200) 4,350
Foreign Exchange CAD/USD (3) 3/2024 (223,995) (2,494)
Foreign Exchange CHF/USD (4) 3/2024 (584,175) (7,709)
Foreign Exchange EUR/USD (64) 3/2024 (8,688,400) (23,171)
Foreign Exchange GBP/USD (7) 3/2024 (556,281) (6,299)
Foreign Exchange JPY/USD (39) 3/2024 (3,355,706) 71,372
Foreign Exchange NZD/USD (2) 3/2024 (122,930) 26
FTSE 100 Index (7) 3/2024 (676,776) (9,215)
FTSE/JSE Top 40 Index (8) 3/2024 (291,978) (3,520)
KC HRW Wheat (12) 3/2024 (373,200) 1,108
Long Gilt (3) 3/2024 (380,076) (12,853)
Milling Wheat No. 2 (49) 3/2024 (558,006) 37,234
Natural Gas (3) 3/2024 (63,630) 94
Palladium (2) 3/2024 (199,360) 12,134
S&P 500 E-Mini Index (7) 3/2024 (1,704,675) (30,121)
Silver (1) 3/2024 (115,845) (1,872)
Soybean (8) 3/2024 (488,900) 27,255
Soybean Meal (7) 3/2024 (257,810) (3,078)
Soybean Oil (10) 3/2024 (276,120) 18,383
U.S. Treasury 10 Year Note (11) 3/2024 (1,235,609) (39,113)
Wheat (12) 3/2024 (357,150) 1,070
Platinum (6) 4/2024 (279,780) (8,284)
Rapeseed (15) 4/2024 (347,107) 908
Canola (3) 5/2024 (27,580) 475
Corn (2) 5/2024 (45,850) (342)
Cotton No. 2 (1) 5/2024 (43,205) (558)
Soybean (1) 5/2024 (61,638) (1,115)
Soybean Meal (1) 5/2024 (36,410) (1,672)
Soybean Oil (4) 5/2024 (111,696) 1,436
Wheat (2) 5/2024 (60,525) (392)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
3 Month Canadian Bankers Acceptance (4) 6/2024 $ (706,609) $ (227)
Total Short Contracts $ (33,110,426) $97,935
Total Futures $251,047
Forward foreign currency contracts ("forward contracts")
At January 31, 2024, open forward contracts for the Fund were as follows:
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
USD 4,873,175 EUR 4,449,231 JPM 2/15/2024 $ 62,242
BRL** 6,240,000 USD 1,248,858 SG 3/20/2024 5,077
CAD 200,000 USD 148,423 SG 3/20/2024 426
CHF 2,480,000 USD 2,860,069 SG 3/20/2024 28,560
EUR 182,323 PLN 790,000 SG 3/20/2024 251
EUR 700,000 TRY 24,005,132 SG 3/20/2024 2,479
GBP 2,180,000 USD 2,740,792 SG 3/20/2024 22,951
HUF 206,660,000 USD 578,141 SG 3/20/2024 1,037
ILS 1,900,000 USD 516,456 SG 3/20/2024 5,277
INR** 476,090,000 USD 5,709,390 SG 3/20/2024 9,998
KRW** 192,500,000 USD 143,993 SG 3/20/2024 633
MXN 23,770,000 USD 1,349,502 SG 3/20/2024 20,711
NOK 3,210,000 USD 304,845 SG 3/20/2024 713
PHP** 3,150,000 USD 55,944 SG 3/20/2024 53
PLN 18,300,000 EUR 4,193,191 SG 3/20/2024 26,957
PLN 6,370,000 USD 1,583,958 SG 3/20/2024 5,976
SEK 16,110,000 USD 1,548,093 SG 3/20/2024 2,897
TRY 15,793,924 EUR 450,000 SG 3/20/2024 9,803
TRY 7,910,000 USD 246,325 SG 3/20/2024 2,631
USD 2,870,016 AUD 4,290,000 SG 3/20/2024 51,215
USD 1,292,382 BRL** 6,400,000 SG 3/20/2024 6,291
USD 1,944,928 CAD 2,600,000 SG 3/20/2024 9,885
USD 2,146,730 CHF 1,820,000 SG 3/20/2024 26,849
USD 497,019 CLP** 449,830,000 SG 3/20/2024 14,959
USD 1,163,249 CZK 26,360,000 SG 3/20/2024 17,231
USD 3,284,430 EUR 3,000,000 SG 3/20/2024 35,826

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
USD 1,322,774 GBP 1,040,000 SG 3/20/2024 $ 4,293
USD 983,071 HUF 345,640,000 SG 3/20/2024 14,389
USD 41,339 ILS 150,000 SG 3/20/2024 149
USD 681,745 KRW** 894,080,000 SG 3/20/2024 10,021
USD 487,478 MXN 8,410,000 SG 3/20/2024 2,687
USD 309,279 NOK 3,220,000 SG 3/20/2024 2,767
USD 1,296,096 NZD 2,090,000 SG 3/20/2024 18,508
USD 3,616,535 PHP** 201,890,000 SG 3/20/2024 27,644
USD 1,061,593 PLN 4,220,000 SG 3/20/2024 8,292
USD 1,144,942 SEK 11,670,000 SG 3/20/2024 21,414
USD 3,174,090 SGD 4,220,000 SG 3/20/2024 21,717
USD 406,893 THB 14,190,000 SG 3/20/2024 5,440
USD 785,305 TRY 24,810,000 SG 3/20/2024 4,445
USD 106,563 ZAR 2,000,000 SG 3/20/2024 163
ZAR 1,030,000 USD 54,474 SG 3/20/2024 322
AUD 2,900,000 JPY 274,754,806 SG 3/21/2024 24,449
JPY 94,335,358 AUD 980,000 SG 3/21/2024 1,919
JPY 66,410,000 USD 452,678 SG 3/21/2024 1,994
USD 1,460,309 JPY 209,360,000 SG 3/21/2024 26,944
USD 35,912 AUD 53,058 JPM 3/28/2024 1,040
USD 195,450 CAD 258,019 JPM 3/28/2024 3,400
USD 125,448 GBP 98,019 JPM 3/28/2024 1,175
Total unrealized appreciation $ 574,100
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
GBP 108,940 USD 138,590 JPM 2/15/2024 $ (516)
AUD 4,570,000 USD 3,090,952 SG 3/20/2024 (88,175)
BRL** 9,170,000 USD 1,873,623 SG 3/20/2024 (30,900)
CAD 4,980,000 USD 3,756,268 SG 3/20/2024 (49,914)
CHF 780,000 USD 918,265 SG 3/20/2024 (9,745)
CLP** 148,690,000 USD 170,008 SG 3/20/2024 (10,665)
CZK 19,660,000 USD 876,569 SG 3/20/2024 (21,841)
EUR 1,940,107 PLN 8,480,000 SG 3/20/2024 (15,699)
EUR 450,000 TRY 15,766,335 SG 3/20/2024 (8,934)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
EUR 3,530,000 USD 3,883,834 SG 3/20/2024 $ (61,309)
GBP 660,000 USD 840,408 SG 3/20/2024 (3,680)
HUF 319,350,000 USD 911,731 SG 3/20/2024 (16,732)
ILS 1,830,000 USD 506,021 SG 3/20/2024 (3,510)
INR** 140,790,000 USD 1,692,791 SG 3/20/2024 (1,445)
KRW** 773,250,000 USD 597,295 SG 3/20/2024 (16,351)
MXN 12,040,000 USD 698,775 SG 3/20/2024 (4,733)
NOK 15,810,000 USD 1,527,734 SG 3/20/2024 (22,791)
NZD 2,980,000 USD 1,861,644 SG 3/20/2024 (40,008)
PHP** 214,450,000 USD 3,845,809 SG 3/20/2024 (33,647)
PLN 860,000 USD 216,720 SG 3/20/2024 (2,066)
SEK 2,400,000 USD 236,452 SG 3/20/2024 (5,392)
SGD 5,000,000 USD 3,764,424 SG 3/20/2024 (29,388)
THB 41,210,000 USD 1,192,251 SG 3/20/2024 (26,371)
TRY 4,290,000 USD 136,267 SG 3/20/2024 (1,244)
USD 262,408 AUD 400,000 SG 3/20/2024 (417)
USD 1,631,181 BRL** 8,150,000 SG 3/20/2024 (6,569)
USD 1,184,113 CAD 1,600,000 SG 3/20/2024 (6,684)
USD 1,299,616 CHF 1,120,000 SG 3/20/2024 (4,926)
USD 345,967 CLP** 323,690,000 SG 3/20/2024 (916)
USD 714,492 EUR 660,000 SG 3/20/2024 (200)
USD 1,341,107 GBP 1,060,000 SG 3/20/2024 (2,731)
USD 342,843 HUF 123,000,000 SG 3/20/2024 (1,872)
USD 614,436 ILS 2,300,000 SG 3/20/2024 (17,132)
USD 6,510,229 INR** 544,100,000 SG 3/20/2024 (26,174)
USD 415,489 KRW** 555,840,000 SG 3/20/2024 (2,116)
USD 1,154,333 MXN 20,200,000 SG 3/20/2024 (10,089)
USD 1,085,046 NOK 11,830,000 SG 3/20/2024 (41,042)
USD 256,087 NZD 420,000 SG 3/20/2024 (653)
USD 434,912 PHP** 24,550,000 SG 3/20/2024 (1,500)
USD 471,481 PLN 1,900,000 SG 3/20/2024 (2,754)
USD 340,791 SEK 3,550,000 SG 3/20/2024 (984)
USD 656,241 SGD 880,000 SG 3/20/2024 (1,126)
USD 896,753 THB 31,820,000 SG 3/20/2024 (3,475)
USD 550,159 TRY 17,690,000 SG 3/20/2024 (6,609)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
USD 1,400,381 ZAR 26,730,000 SG 3/20/2024 $ (21,656)
ZAR 18,810,000 USD 1,018,849 SG 3/20/2024 (18,160)
AUD 2,780,000 JPY 268,207,335 SG 3/21/2024 (9,572)
JPY 218,014,062 AUD 2,300,000 SG 3/21/2024 (18,674)
JPY 165,850,000 USD 1,172,077 SG 3/21/2024 (36,600)
USD 2,177,204 JPY 319,530,000 SG 3/21/2024 (10,436)
AUD 118,419 USD 81,307 JPM 3/28/2024 (3,479)
USD 6,897 AUD 10,500 JPM 3/28/2024 (4)
USD 7,699 CAD 10,384 JPM 3/28/2024 (30)
Total unrealized depreciation $ (761,636)
Net unrealized depreciation $(187,536)
**        Non-deliverable forward.
Equity swap contracts ("equity swaps")
At January 31, 2024, the Fund had outstanding equity swaps as follows:
Over the counter equity swaps — Long
(a)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS adidas AG EUR 496,658 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M $ 115,209
JPM Alliance Aviation
Services Ltd.
AUD 38,525 7/15/2024 4.97% 0.65% 1D RBACR T/1M 4,276
MS Amundi SA EUR 1,785,983 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M (130)
MS Anima Holding SpA EUR 384,909 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 16,645
JPM Applus Services SA EUR 254,707 7/5/2024 4.54% 0.65% 1D ESTR T/1M 32,962
JPM Ascential plc GBP 185,608 11/4/2024 5.59% 0.40% 1D SONIA T/1M 20,502
MS Aspen Pharmacare
Holdings Ltd.
USD 69,370 12/17/2024 6.23% 0.90% 1D FEDEF T/1M 246
JPM Azure Minerals Ltd. AUD 45,500 12/23/2024 4.97% 0.65% 1D RBACR T/1M (364)
MS Brenntag SE EUR 614,729 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 96,156
MS Bureau Veritas SA EUR 691,007 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M (34,353)
MS Croda International
plc
GBP 45,119 12/3/2024 5.83% 0.64% 1D SONIA T/1M (16,862)
MS Danone SA EUR 1,228,070 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 236,502
MS Elis SA EUR 479,135 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 98,263
JPM Entain plc GBP 110,801 2/8/2024 5.59% 0.40% 1D SONIA T/1M (56,433)
MS Eurofins Scientific
SE
EUR 253,235 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M (53,807)
MS Heidelberg
Materials AG
EUR 602,792 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 177,701
MS Hermes
International SCA
EUR 217,316 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 29,489
MS Holcim AG CHF 495,737 2/17/2025 2.28% 0.58% 1D SARON T/1M 87,291

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Hypera SA USD 87,888 7/15/2024 5.98% 0.65% 1D FEDEF T/1M $ (40,100)
JPM IMAX China
Holding, Inc.
HKD 655,157 7/17/2024 5.05% 0.00% 1D HONIA T/1M (26,271)
MS ITV plc GBP 87,956 12/3/2024 5.83% 0.64% 1D SONIA T/1M (38,225)
JPM JSR Corp. JPY 72,630,000 7/16/2024 0.34% 0.35% 1D MUTSC T/1M (4,233)
MS Kering SA EUR 491,710 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M (243,180)
JPM Kin & Carta plc GBP 25,840 12/11/2024 5.59% 0.40% 1D SONIA T/1M 5,764
JPM Kindred Group plc SEK 2,300,735 1/24/2025 4.43% 0.40% 1M STIBOR T/1M 1,648
JPM Link Administration
Holdings Ltd.
AUD 292,965 12/30/2024 4.97% 0.65% 1D RBACR T/1M 106
MS LVMH Moet
Hennessy Louis
Vuitton SE
EUR 191,079 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M (9,281)
JPM Musti Group OYJ EUR 39,150 12/9/2024 4.29% 0.40% 1D ESTR T/1M (29)
MS NAVER Corp. USD 70,757 8/15/2024 6.83% 1.50% 1D FEDEF T/1M (7,378)
JPM Network
International
Holdings plc
GBP 437,785 5/7/2024 5.59% 0.40% 1D SONIA T/1M 5,331
JPM Orange Belgium SA EUR 13,206 12/11/2024 4.29%
- 4.39%
0.40%
- 0.50%
1D ESTR T/1M (4,318)
JPM Origin Energy Ltd. AUD 155,805 3/28/2024 4.97% 0.65% 1D RBACR T/1M 2,493
JPM PGS ASA NOK 546,140 12/27/2024 5.00% 0.40% 1M NIBOR T/1M (15,153)
JPM R&Q Insurance
Holdings Ltd.
GBP 379 4/11/2024 5.59% 0.40% 1D SONIA T/1M (4,097)
MS Ryanair Holdings
plc
EUR 245,977 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 59,168
MS SAP SE EUR 99,857 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 34,321
JPM Shinko Electric
Industries Co. Ltd.
JPY 13,238,820 1/30/2025 0.34% 0.35% 1D MUTSC T/1M 796
JPM Siltronic AG EUR 11,281 2/7/2024 4.54% 0.65% 1D ESTR T/1M 2,520
JPM Smart Metering
Systems plc
GBP 196,077 12/11/2024 5.59% 0.40% 1D SONIA T/1M (24)
MS Smith & Nephew
plc
GBP 514,162 12/3/2024 5.83% 0.64% 1D SONIA T/1M (33,231)
JPM Spire Healthcare
Group plc
GBP 14,225 6/20/2024 5.59% 0.40% 1D SONIA T/1M 1,026
MS Stroeer SE & Co.
KGaA
EUR 173,314 2/17/2025 4.48% 0.60% 1M EURIBOR T/1M 9,364
JPM Telecom Italia SpA EUR 15,180 11/25/2024 4.54% 0.65% 1D ESTR T/1M 1,366
JPM Wincanton plc GBP 200,078 1/23/2025 5.59% 0.40% 1D SONIA T/1M (2,295)
Total long positions of equity swaps $449,381
Over the counter equity swaps — Short
(c)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Air Liquide SA EUR (526,424) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T $ (96,591)
MS Allianz SE
(Registered)
EUR (425,720) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (53,116)
MS AXA SA EUR (274,239) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (28,920)
MS BASF SE EUR (170,282) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T 26,539

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Bayerische Motoren
Werke AG
EUR (125,040) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T $ 1,138
MS Deutsche Post AG EUR (275,623) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (24,260)
MS Enel SpA EUR (129,173) 2/17/2025 3.49% (0.40)% 1D ESTR 1M/T (21,575)
MS Engie SA EUR (235,968) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (27,064)
JPM Grifols SA USD (26,675) 4/15/2024 4.92% (0.40)% 1D OBFR 1M/T (1,407)
MS H & M Hennes &
Mauritz AB
SEK (1,716,667) 10/21/2024 3.64% (0.40)% 1W STIBOR 1M/T 14,840
MS Hannover Rueck SE EUR (274,639) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (58,352)
MS Marks & Spencer
Group plc
GBP (303,519) 12/3/2024 4.89% (0.30)% 1D SONIA 1M/T (129,072)
MS Merck & Co., Inc. USD (211,727) 12/17/2024 4.98% (0.35)% 1D FEDEF 1M/T (20,793)
MS Next plc GBP (215,087) 12/3/2024 4.89% (0.30)% 1D SONIA 1M/T (58,434)
MS Schneider Electric
SE
EUR (401,100) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (75,421)
JPM Smurfit Kappa
Group plc
USD (491,931) 9/16/2024 4.57% (0.75)% 1D OBFR 1M/T (23,221)
MS Swisscom AG
(Registered)
CHF (219,385) 2/17/2025 1.35% (0.35)% 1D SARON 1M/T 25,472
MS Telefonica SA EUR (94,356) 2/17/2025 3.49% (0.40)% 1D ESTR 1M/T (3,266)
MS Tencent Holdings
Ltd.
USD (207,676) 7/23/2025 4.93% (0.40)% 1D FEDEF 1M/T 37,327
JPM TGS ASA NOK (580,236) 12/27/2024 3.35%
- 3.55%
(1.25)%
- (1.05)%
1M NIBOR 1M/T 14,932
MS Vinci SA EUR (358,499) 2/17/2025 3.54% (0.35)% 1D ESTR 1M/T (32,376)
Total short positions of equity swaps $(533,620)
Total long and short positions of equity swaps $(84,239)
Total financing costs and other receivables/(payables) of equity swaps $(26,645)
Total long and short positions including financing costs and other receivables/(payables) of equity swaps
$(110,884)
(a)          The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total tttttttttttt return on the reference entity.
(b)          Effective rate at January 31, 2024.
(c)          The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total
t return on the reference entity.
Abbreviations
CBOE Chicago Board Options Exchange
ESTR Euro Short-Term Rate
EURIBOR       Euro Interbank Offered Rate
FEDEF           Federal Funds Floating Rate
FTSE Financial Times Stock Exchange
HONIA Hong Kong Overnight Index Average
HSCEI Hang Seng China Enterprises Index
JPM               JPMorgan Chase Bank, NA
JSE Johannesburg Stock Exchange

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
MS                 Morgan Stanley Capital Services LLC
MSCI Morgan Stanley Capital International
MUTSC Bank of Japan Unsecured Overnight Call Rate
NIBOR           Norway Interbank Offered Rate
OBFR Overnight Bank Funding Rate
OMX Stockholm Stock Exchange
RBACR Reserve Bank of Australia Cash Rate
SARON           Swiss Average Overnight Rate
SG                   Societe Generale
SGX Singapore Exchange
SOFR Secured Overnight Financing Rate
SPI Australian Benchmark Index
SONIA           Sterling Overnight Index Average Rate
STIBOR         Stockholm Interbank Offered Rate
TOPIX Tokyo Stock Price Index
T                   Termination Date
1D                 One Day
1M                 One Month
1W                 One Week
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thailand Baht

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2024:
Asset Valuation Inputs Level 1 Level 2 Level 3
*
Total
Investments:
Common Stocks
Broadline Retail $ 2,023,754 $ 1,318,323 $ — $ 3,342,077
Capital Markets 144,013 — 229 144,242
Consumer Staples Distribution & Retail 1,095,323 — — 1,095,323
Diversified Telecommunication Services 48,166 — 373,611 421,777
Food Products 383,670 1,322,055 — 1,705,725
Health Care Providers & Services 973,620 87,364 — 1,060,984
Insurance 215,319 568,568 — 783,887
Interactive Media & Services 2,489,666 25,001 — 2,514,667
Life Sciences Tools & Services 246,024 928,970 — 1,174,994
Media 801,238 423,373 — 1,224,611
Metals & Mining 749,203 133,074 — 882,277
Oil, Gas & Consumable Fuels 4,002,766 — — 4,002,766
Passenger Airlines 48,691 — 144 48,835
Pharmaceuticals 215,851 1,009,929 — 1,225,780
Professional Services 62,225 467,019 — 529,244
Semiconductors & Semiconductor Equipment 462,712 86,759 — 549,471
Software 2,029,345 1,225,546 — 3,254,891
Specialty Retail 150,246 5,068 14,050 169,364
Technology Hardware, Storage & Peripherals 662,734 426,369 — 1,089,103
Trading Companies & Distributors 423,714 805,329 — 1,229,043
Other Common Stocks
(a)
13,257,776 — — 13,257,776
Total Common Stocks 30,486,056 8,832,747 388,034 39,706,837
Preferred Stocks
(a)
70,108 — — 70,108
Corporate Bonds
(a)
— — — —
Insurance Linked Securities
(a)
— 6,477,150 — 6,477,150
Loan Assignments
(a)
— — 5,628 5,628
Rights
Biotechnology — — 42,017 42,017
Capital Markets — — 229 229
Health Care Equipment & Supplies — — 5,775 5,775
IT Services — — 12,025 12,025
Metals & Mining 18,612 — 4 18,616
Paper & Forest Products — — 11,500 11,500
Total Rights 18,612 — 71,550 90,162
Warrants
(a)
234 — — 234
Short-Term Investments — 46,807,138 — 46,807,138
Total Long Positions $30,575,010 $62,117,035 $465,212 $93,157,257

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
* The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Common
Stocks
(a)(b)
Corporate
Bonds
(a)(c)
Loan
Assignments
(a)
Rights
(a)(b)
Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2023 $1,470,019 $– $5,632 $71,320 $1,546,971
Transfers into Level 3 – – – – —
Transfers out of Level 3 – – – – –
Accrued discounts/(premiums) – – – – –
Realized gain/(loss) 463,948 – (27) – 463,921
Change in unrealized appreciation/
(depreciation) (177,403) – 30 230 (177,143)
Purchases 58,197 – 53 – 58,250
Sales (1,426,727) – (60) – (1,426,787)
Balance as of January 31, 2024 $388,034 $– $5,628 $71,550 $465,212
Net change in unrealized appreciation/
(depreciation) on investments still held as
of January 31, 2024 $16,068 $– $30 $230 $16,328
(a) As of the period ended January 31, 2024, these securities were fair valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.
(b) These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c) The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values are zero.
The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments) , of inputs used to value the Fund's short investments as of January 31, 2024 :
Liability Valuation Inputs Level 1 Level 2 Level 3 Total
Investments:
Common Stocks Sold Short
(a)
$ (4,428,402) $ — $ — $ (4,428,402)
Total Short Positions $(4,428,402) $— $— $(4,428,402)
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
^       A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2024:
Other Financial Instruments Level 1 Level 2 Level 3
*
Total
Futures
(a)
Assets $ 458,296 $ — $ — $ 458,296
Liabilities (207,249) — — (207,249)
Forward contracts
(a)
Assets — 574,100 — 574,100
Liabilities — (761,636) — (761,636)
Swaps
Assets — 1,159,393 — 1,159,393
Liabilities — (1,270,277) — (1,270,277)
Total
$ 251,047 $ (298,420) $ — $ (47,373)
(a) Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instruments.
* The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Options Written
(a)
Other Financial Instruments:
Beginning Balance as of November 1, 2023 $–
Transfers into Level 3 –
Transfers out of Level 3 –
Accrued discounts/(premiums) –
Realized gain/(loss) 182
Change in unrealized appreciation/(depreciation) (182)
Purchases –
Sales –
Balance as of January 31, 2024 $–
Net change in unrealized appreciation/(depreciation) on
investments still held as of January 31, 2024 $–
(a) The reconciliation between beginning and ending balances of investments in which unobservable inputs
(Level 3) were used is not presented as all values are zero.

Notes to Consolidated Schedule of Investments Absolute
Return Multi-Manager Fund (Unaudited)

January 31, 2024
For information on the Fund’s signifcant accounting policies, please refer to the Fund’s most recent shareholder reports.
In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger
Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman
Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, rights and warrants for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock
Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type
(generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds .
Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
High Yield Securities.
Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.

For information on the Fund’s signifcant accounting policies, please refer to the Fund’s most recent shareholder reports.
The value of insurance linked securities is determined by Management primarily by obtaining valuations from independent third-party pricing services based on bid quotations (Level 2 or 3 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’
networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers
(generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-
faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund’s valuation designee. As the Fund’s valuation designee, Management is responsible for determining fair value in good faith for all Fund investments.
Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business.
Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events,
ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the

For information on the Fund’s signifcant accounting policies, please refer to the Fund’s most recent shareholder reports.
prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd.
(the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2024, the Fund's investment in the Subsidiary was $19,333,760, which represents 18.3% of the Fund’s net assets.